13F-HR
1
NONE
mswallow@sturdivant-co.com

0000914975
5vueegu@
028-4000

12/31/2001

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title:      Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     February 13, 2002

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:   $56768







FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108     952   28870SH       Sole                     28870
AGILENT COM     00846u101    1220   42800SH       Sole                     42800
ALLMERICCOM     019754100    1232   27645SH       Sole                     27645
ANHEUSERCOM     035229103    1805   39935SH       Sole                     39935
CHEVRONTCOM     166764100    1254   13989SH       Sole                     13989
CITIGROUCOM     172967101    1866   36965SH       Sole                     36965
CONAGRA COM     205887102    1644   69175SH       Sole                     69175
CONOCO ICOM     208251504    1143   40374SH       Sole                     40374
COUNTRYWCOM     222372104     870   21235SH       Sole                     21235
DOW CHEMCOM     260543103    1382   40925SH       Sole                     40925
EL PASO COM     28336L109    1501   33650SH       Sole                     33650
FANNIE MCOM     313586109    2076   26115SH       Sole                     26115
FEDERATECOM     31410H101     654   15985SH       Sole                     15985
HALLIBURCOM     406216101     576   43965SH       Sole                     43965
HARTFORDCOM     416515104    1281   20390SH       Sole                     20390
HCA INC COM     404119109     836   21680SH       Sole                     21680
HONEYWELCOM     438516106    1350   39910SH       Sole                     39910
INGERSOLCOM     456866102    1371   32785SH       Sole                     32785
INT'L BUCOM     459200101    1102    9110SH       Sole                      9110
INTERNATCOM     460146103    1262   31280SH       Sole                     31280
JP MORGACOM     46625H100    1876   51605SH       Sole                     51605
KERR MCGCOM     492386107     786   14340SH       Sole                     14340
KEYSPAN COM     49337W100    1700   49060SH       Sole                     49060
KIMBERLYCOM     494368103     999   16700SH       Sole                     16700
MATSUSHICOM     576879209    1126   89400SH       Sole                     89400
MELLON FCOM     58551A108    1326   35250SH       Sole                     35250
MGIC INVCOM     552848103     651   10540SH       Sole                     10540
MOTOROLACOM     620076109    1114   74150SH       Sole                     74150
NOKIA COCOM     654902204     744   30320SH       Sole                     30320
NORTEL NCOM     656568102     959  128510SH       Sole                    128510
PHILIP MCOM     718154107    1457   31775SH       Sole                     31775
PHILLIPSCOM     718507106     603   10000SH       Sole                     10000
PROCTOR COM     742718109    1936   24470SH       Sole                     24470
QWEST COCOM     749121109     453   32055SH       Sole                     32055
RAYTHEONCOM     755111507     892   27470SH       Sole                     27470
ROHM & HCOM     775371107    1193   34450SH       Sole                     34450
SBC COMMCOM     78387G103    1704   43500SH       Sole                     43500
SPX CORPCOM     784635104     836    6105SH       Sole                      6105
TEXAS INCOM     882508104    1411   50410SH       Sole                     50410
TYCO INTCOM     902124106    2042   34670SH       Sole                     34670
VERIZON COM     92343v104    1656   34885SH       Sole                     34885
VIACOM ICOM     925524308     938   21245SH       Sole                     21245
WALT DISCOM     254687106     756   36510SH       Sole                     36510
WASHINGTCOM     939322103    1783   54522SH       Sole                     54522
WELLS FACOM     949746101     967   22245SH       Sole                     22245
WILLIAMSCOM     969457100    1484   58170SH       Sole                     58170
REPORT SUM        46DATA RECOR     56768          0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED